Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, DC 20001

August 15, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Morgan Creek Global Equity Long/Short Fund (File Nos. 333-169080 and 811-22460)

Dear Sir or Madam:

On behalf of Morgan Creek Global Equity Long/Short Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the post-effective amendment to the Fund's registration statement that was filed electronically with the Securities and Exchange Commission on July 30, 2012.

Please call me at 202-661-7141 if you have any questions regarding the attached.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench